Employee Benefits - Amounts Recognized in Consolidated Statements of Comprehensive Income (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
Actual return on plan assets	₩ 28,326	₩ 30,422	₩ 32,630